Taxes (Details) - Schedule of Provision (Benefit) for Income Tax - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Provision Benefit for Income Tax [Abstract]
Current income tax	$ 878,404	$ 410,317	$ 2,800,162
Deferred income tax	(717,679)	264,027	245,830
Total provision for income tax expenses	$ 160,725	$ 674,344	$ 3,045,992